Other Receivables (Tables)	6 Months Ended
Jun. 30, 2026
Other Receivables [Abstract]
Schedule of Other Receivables
	June 30, 2026	December 31, 2025
Subscription receivable	$18,825,600	$-
Loans to third parties	10,066,059	2,000,000
Consideration receivable from Disposal of subsidiaries	-	50,000
Total other receivables	$28,891,659	$2,050,000